CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 671	¥ 4,753	$ 4,478	¥ 31,695	¥ 58,359	¥ 56,580
RMB [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	518	3,673		24,709
US [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	108	762		6,255
HK [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 45	¥ 318		¥ 731